Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Trade Accounts Receivable	As of December 31, 2023 and 2022, consolidated trade accounts receivable consisted of:

		2023	2022
Trade accounts receivable	$	1,841	1,735
Allowances for expected credit losses		(90)	(91)

	$	1,751	1,644

Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss
As of December 31, 2023, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	$	457	31	6.8%
United States		536	8	1.5%
EMEAA		745	41	5.5%
SCA&C		96	10	10.4%
Others		7	–	–

	$	1,841	90

Summary of Allowance for Expected Credit Losses
Changes in the allowance for ECL in 2023, 2022 and 2021, were as follows:

		2023	2022	2021
Allowances for expected credit losses at beginning of period	$	91	101	121
Charged to selling expenses		11	9	1
Deductions		(15)	(21)	(16)
Reclassification to assets held for sale		–	–	(2)
Foreign currency translation effects		3	2	(3)

Allowances for expected credit losses at end of period	$	90	91	101